Reserves - Summary of information about reserve (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Disclosure Of Share Capital Reserves And Other Equity Interest [Abstract]
Share premium		$ 520,133	$ 509,918
Foreign currency translation reserve		(38,908)	(24,325)
Legal reserve		196	185
Share based payment reserve			18,098
Other reserves		(293,514)	(284,286)
Reserves	$ 142,505	$ 187,907	$ 219,590